Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined (Asset) Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	$ 2,458	$ 1,365
Acquired through business combination	42
Included in profit or loss
Current service cost	646	546
Past service cost	332	236
Interest cost (income)	144	86
Included in profit or loss, total	1,122	868
Included in other comprehensive income
-demographic assumptions	6
-financial assumptions	69	(14)
-experience adjustment	523	458
-Return on plan assets excluding interest income	(13)	(22)
Included in other comprehensive income, total	585	422
Effects of movement in exchange rates	(154)	(12)
Other
Contribution by employer	(416)
Benefits paid	(213)	(185)
Balance as at March 31	3,424	2,458
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	2,994	2,236
Acquired through business combination	42
Included in profit or loss
Current service cost	646	546
Past service cost	332	236
Interest cost (income)	189	131
Included in profit or loss, total	1,167	913
Included in other comprehensive income
-demographic assumptions	6
-financial assumptions	69	(14)
-experience adjustment	523	458
Included in other comprehensive income, total	598	444
Effects of movement in exchange rates	(186)	(13)
Other
Benefits paid	(346)	(586)
Balance as at March 31	4,269	2,994
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	(536)	(871)
Included in profit or loss
Interest cost (income)	(45)	(45)
Included in profit or loss, total	(45)	(45)
Included in other comprehensive income
-Return on plan assets excluding interest income	(13)	(22)
Included in other comprehensive income, total	(13)	(22)
Effects of movement in exchange rates	32	1
Other
Contribution by employer	(416)
Benefits paid	133	401
Balance as at March 31	$ (845)	$ (536)